                  TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
                             Two World Trade Center
                            New York, New York 10048

DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

    For the six-month period ended July 31, 1996, TCW/DW Emerging Markets Opportunities Trust registered a total return of -2.89 percent, based on net asset value (NAV) with dividends reinvested. Based on the Trust's market price on the New York Stock Exchange, the Trust's total return was -17.00 percent. The Trust's NAV performance exceeded that of the International Finance Corporation
(IFC) Investable Emerging Markets Total Return Index, which registered a total return of -3.35 percent.

MARKET OVERVIEW

    The emerging markets posted mixed results for the period under review, attributable primarily to concerns over the direction of U.S. interest rates. While the Latin America region outperformed both the Asia-Pacific region and the overall emerging markets composite, significant gains were also posted by countries outside Latin America, including India, Taiwan, Portugal, Russia and the Czech Republic.

SECTORS

ASIA

    The emerging Asia-Pacific markets (in which approximately 49 percent of the Trust's total assets are invested) declined nearly eight percent overall for the period, as capital inflows fell from the high levels experienced in January, when easing global liquidity conditions appeared favorable and price/earnings ratios reached seven-year lows. The Asian equity markets were affected by both external and internal factors as risk of an increase in U.S. interest rates reduced the attractiveness of equities and as regional export growth continued to moderate, particularly in Singapore and Thailand. Furthermore, the weakening of the Japanese yen produced mixed results in the region, positively impacting those companies with yen-dominated debt, but hurting the export competitiveness of some countries. On the upside, the Trust's investment adviser, TCW Funds Management, Inc. (TCW), believes that the economic acceleration in China and Japan, coupled with a synchronized global economic recovery in 1997, should strengthen prospects for Asian export growth.

LATIN AMERICA

    The Latin American equity markets (approximately 38 percent of the Trust's total assets) rose a modest one percent overall for the period, according to the IFC Investable Latin America Total Return Index. Over the first six months of the year, Latin American stock markets rallied nearly 16 percent, with a particularly strong showing in January. In July, however, these markets experienced substantial profit taking, in concert with the correction in the U.S. stock market. The strong capital inflows and renewed investor interest in the region in 1996 are the result of an improved earnings growth outlook. Corporate earnings growth has been robust, with growth rates in the high teens expected this year. Also, a large number of Latin American companies have been able to sell their stock in the international markets. The attractiveness of these companies is evidenced by the strong interest among managers of mutual funds that are not dedicated to the emerging markets.

EUROPE/AFRICA

    The European emerging markets (approximately seven percent of the Trust's total assets) also posted mixed results over the past six months. The equity markets in Russia, the Czech Republic and Portugal rose 99 percent, 19 percent and 12 percent, respectively, on positive political and economic news, while the markets in Greece and Turkey posted declines of four percent and five percent, respectively. The South African equity market fell 23 percent on concerns that the anticipated relaxation of foreign exchange controls may trigger capital outflows -- thus putting pressure on that nation's currency, the rand.

THE PORTFOLIO

    The Trust's portfolio is overweighted in Southeast Asia because of the investment adviser's expectation of a soft-landing for most countries in this region. Exposure to cyclical and export sectors in Asia has also been increased as the economies of China and Japan have accelerated.

    The Trust benefited from its largest country allocation, Malaysia, where equities rose nearly four percent over the six-month period ended July 31, 1996. The investment adviser has also increased the Trust's exposure to the Philippines, where years of fiscal prudence, deregulation and limited monetary expansion are yielding encouraging economic results. The Trust's holdings there are currently focused on the banking sector. Structural and political concerns have led the investment adviser to underweight investments in Thailand and Indonesia.

    The investment adviser continues to be optimistic regarding the potential for further gains by Latin American equities. With economic recovery and attractive valuations expected, the Trust remains overweighted in Mexico. The Trust's second largest position in Latin America is Brazil, where the Trust invests primarily in state-owned companies. Tariff adjustments, industry deregulation and in some instances, privatization has substantially improved the outlook for these companies. The Trust has gradually increased its exposure to Chile on the basis of attractive earnings growth -- nearly 20 percent in U.S.-dollar terms. The Trust is also optimistic about Peru, where the investment adviser believes an economic slowdown may have bottomed and prospects for a rebound later this year and early in 1997 are improving. The investment adviser is neutral in Colombia, where ongoing political difficulties could result in a deterioration of economic fundamentals.

    In the emerging European markets, the investment adviser has increased the Trust's holdings in Greece and Turkey, and has entered the Russian and Czech markets. The Trust has reduced its exposure to South African equities (to less than 2 percent of total assets from approximately 10 percent), as the government's strategy with respect to easing foreign exchange controls has undermined the stability of the country's currency.

OUTLOOK

    Despite a lackluster second quarter, Asian corporate earnings are expected to recover in the second half of 1996, and the investment adviser believes the coming year will see a synchronized global economic recovery. The investment adviser expects investors will continue taking profits in Malaysia, leading to further near-term market consolidation. Although there may be a short-term rise in the Thai equity market, the investment adviser is more cautious over the medium- and longer-term as political and economic uncertainties continue and as corporate earnings remain below expectations. Despite robust corporate earnings in Indonesia, political uncertainties in the run-up to next year's parliamentary elections and the presidential election in 1998 may dampen long-term performance and, as a result, capital inflows. On the upside, despite some concerns over tax-related issues, the investment adviser remains cautiously optimistic about the outlook for Philippine equities given the country's strong economic fundamentals. Going forward, some emphasis will likely be placed on Northeast Asia, as the Taiwanese government begins to take measures to stimulate the economy, and as valuations in Korea become attractive. Further, the investment adviser is paying close attention to the China-Hong Kong situation, and believes that the transition in Hong Kong will be more successful than expected.

    The investment adviser believes that the already-improving economic fundamentals throughout much of Latin America may gain further momentum in the second half of 1996. The investment adviser continues to focus on Mexico, as signs that an economic recovery is underway continue to grow. Overall Latin American earnings growth rates continue to improve and market multiples expand as investors regain confidence in this region.

    After several years of declining economic growth, many of the Eastern European economies are beginning to rebound, which is expected to translate into strong gains in corporate earnings. Although the investment adviser does not foresee any further declines in South African equity prices, they do expect the equity market to underperform the bond market in the near term, as slower economic growth results in decelerating corporate earnings, and as market multiples -- that is, the price investors pay for a company's earning power -- remain high.

    We would like to remind you that the Trustees have approved a procedure whereby the Trust, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended July 31, 1996, the Trust purchased and retired 42,500 shares of common stock at a weighted average market discount of 18.15 percent.

CONCLUSION

    Even though the story of emerging markets is about longer-term economic growth, rather than short-term volatility, it must be acknowledged that 1996 has been a difficult year thus far. For the first time in several years, the sustainability of strong economic growth in Asia has been questioned. However, despite the recent slowdown, Asia remains the fastest-growing region in the emerging markets arena. On the upside, the implementation of orthodox economic policies has resulted in sound economic growth in Latin America and Eastern Europe. TCW believes that relatively strong growth will be maintained in the emerging markets as economic growth in Japan and the developed countries of Europe progresses.

    In closing, we are pleased to report that in July Terence F. Mahony joined the Trust's portfolio management team. Mr. Mahony joined TCW this year to head up its emerging markets equity strategies group. He was most recently Chief Investment Officer for Global Emerging Markets at HSBC Asset Management. Prior to that he was a Director at Baring Asset Management, where he was responsible for Latin American equities.

    We appreciate your support of TCW/DW Emerging Markets Opportunities Trust and look forward to continuing to serve your investment needs and objectives.

                                          Very truly yours,

                                                         [SIG]
                                          Charles A. Fiumefreddo
                                          CHAIRMAN OF THE BOARD

On June 27, 1996, an annual meeting of the Trust's shareholders was held for the purpose of voting on five separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

John R. Haire
    For..........................................................   11,445,394
    Withheld.....................................................      357,805

Dr. Manuel H. Johnson
    For..........................................................   11,447,201
    Withheld.....................................................      355,998

John L. Schroeder
    For..........................................................   11,447,247
    Withheld.....................................................      355,952

Marc I. Stern
    For..........................................................   11,446,850
    Withheld.....................................................      356,349

    The following Trustees  were not  standing for reelection  at this  meeting:
    John C. Argue, Richard M. DeMartini, Charles A. Fiumefreddo, Paul Kolton, Thomas E. Larkin, Jr. and Michael E. Nugent.

(2) CONTINUANCE OF THE CURRENTLY EFFECTIVE INVESTMENT ADVISORY AGREEMENT WITH TCW FUNDS MANAGEMENT, INC.:

    For..........................................................   11,273,827
    Against......................................................      314,264
    Abstain......................................................      215,108

(3)APPROVAL OF A PROPOSED SUB-ADVISORY AGREEMENT BETWEEN TCW FUNDS MANAGEMENT, INC. AND TCW LONDON INTERNATIONAL, LIMITED:

    For..........................................................   11,281,194
    Against......................................................      310,988
    Abstain......................................................      211,017

(4)APPROVAL OF A PROPOSED SUB-ADVISORY AGREEMENT BETWEEN TCW FUNDS MANAGEMENT, INC. AND TCW ASIA LIMITED:

    For..........................................................   11,279,255
    Against......................................................      303,598
    Abstain......................................................      220,346

(5) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

    For..........................................................   11,354,481
    Against......................................................      274,319
    Abstain......................................................      174,399

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                                VALUE
--------------                                        --------------
                 COMMON AND PREFERRED STOCKS, BONDS AND WARRANTS
                   (95.4%)
                 ARGENTINA (3.8%)
                 AUTOMOTIVE
        39,800   Ciadea S.A.*.......................  $      224,877
                                                      --------------
                 BANKS
        31,300   Banco de Galicia y Buenos Aires
                   S.A. de C.V......................         168,399
        25,278   Banco de Galicia y Buenos Aires
                   S.A. de C.V. (ADR)...............         543,477
        17,985   Banco Frances del Rio de la Plata
                   S.A. (ADR).......................         429,392
                                                      --------------
                                                           1,141,268
                                                      --------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        16,000   Bagley S.A. (Class B)..............          35,361
        88,917   Molinos Rio de la Plata S.A. (Class
                   B)*..............................         287,211
                                                      --------------
                                                             322,572
                                                      --------------
                 MULTI-INDUSTRY
       530,797   Perez Companc S.A. (Class B).......       3,052,174
                                                      --------------
                 OIL & GAS
       528,814   Astra Compania Argentina de
                   Petroleo S.A.....................         793,245
        23,840   Transportadora de Gas del Sur S.A.
                   (ADR)............................         280,120
                                                      --------------
                                                           1,073,365
                                                      --------------
                 OIL RELATED
        60,050   Yacimentos Petroliferos Fiscales
                   S.A. (ADR).......................       1,261,050
                                                      --------------
                 REAL ESTATE
       125,798   Inversiones y Representacion S.A...         367,341
                                                      --------------
                 STEEL
        20,450   Siderar S.A. (A Shares) (ADR)* -
                   144A**...........................         396,219
       415,500   Siderca S.A. (Class A).............         511,080
                                                      --------------
                                                             907,299
                                                      --------------
                 TELECOMMUNICATIONS
        64,900   Telecom Argentina Stet - France
                   Telecom S.A......................         244,680
        19,760   Telecom Argentina Stet - France
                   Telecom S.A. (ADR)...............         750,880
        29,000   Telefonica    de   Argentina   S.A.
                   (ADR)............................         677,875
                                                      --------------
                                                           1,673,435
                                                      --------------
                 TOTAL ARGENTINA....................      10,023,381
                                                      --------------

SHARES/PRINCIPAL
    AMOUNT                                                VALUE
--------------                                        --------------
                 BRAZIL (11.0%)
                 BANKING
   257,997,804   Banco Bradesco S.A. (Pref.)........  $    2,037,495
     1,500,840   Banco Itau S.A. (Pref.)............         582,261
     1,690,000   Uniao de Bancos Brasileiros S.A.
                   (Pref.)..........................          42,625
                                                      --------------
                                                           2,662,381
                                                      --------------
                 BREWERY
     5,253,202   Companhia Cervejaria Brahma
                   (Pref.)*.........................       3,210,002
                                                      --------------
                 BUILDING MATERIALS
     1,039,000   Companhia Cimento Portland Itau
                   (Pref.)..........................         253,340
                                                      --------------
                 FINANCIAL SERVICES
       363,000   Itausa Investimentos Itau S.A.
                   (Pref.)..........................         279,506
                                                      --------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
     1,343,000   Brasmotor S.A. (Pref.).............         477,275
                                                      --------------
                 MACHINERY - DIVERSIFIED
       588,200   Confab Industrial S.A. (Pref.).....         226,454
                                                      --------------
                 METALS & MINING
        70,480   Companhia Vale do Rio Doce S.A.
                   (Pref.)..........................       1,335,850
                                                      --------------
                 OIL & GAS
    18,955,000   Petroleo Brasileiro S.A. (Pref.)...       2,123,783
                                                      --------------
                 PAPER & FOREST PRODUCTS
        82,600   Aracruz Celulose S.A. (ADR)........         702,100
       292,386   Industrias Klabin de Papel e
                   Celulose S.A. (Pref.)............         303,065
                                                      --------------
                                                           1,005,165
                                                      --------------
                 STEEL & IRON
   490,000,000   Usinas Siderurgicas de Minas Gerais
                   S.A. (Pref.).....................         522,409
                                                      --------------
                 TELECOMMUNICATIONS
     7,050,000   Telecomunicacoes Brasileiras S.A...         424,462
        57,900   Telecomunicacoes Brasileiras S.A.
                   (ADR)............................       4,197,750
    99,482,155   Telecomunicacoes Brasileiras S.A.
                   (Pref.)..........................       7,227,924
       611,870   Telecomunicacoes de Sao Paulo
                   S.A..............................         104,495
     7,079,300   Telecomunicacoes de Sao Paulo S.A.
                   (Pref.)*.........................       1,397,690
                                                      --------------
                                                          13,352,321
                                                      --------------

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                                VALUE
--------------                                        --------------
                 UTILITIES - ELECTRIC
     4,142,483   Centrais Electricas Brasileiras
                   S.A. (ADR).......................  $    1,145,010
     5,732,677   Centrais Electricas Brasileiras
                   S.A. (Pref.).....................       1,663,778
        16,191   Companhia Energetica de Minas
                   Gerais S.A. (ADR) - 144A**.......         443,229
     2,660,000   Light Participacoes S.A............         449,942
                                                      --------------
                                                           3,701,959
                                                      --------------
                 TOTAL BRAZIL.......................      29,150,445
                                                      --------------
                 CHILE (7.1%)
                 BANKS
        52,100   Banco BHIF (ADR)*..................         989,900
         7,450   Banco O'Higgins (ADR)..............         179,731
                                                      --------------
                                                           1,169,631
                                                      --------------
                 BUILDING & CONSTRUCTION
        41,450   Madeco S.A. (ADR)..................       1,056,975
        36,000   Maderas y Sinteticos Sociedad
                   Anonima Masisa (ADR).............         612,000
                                                      --------------
                                                           1,668,975
                                                      --------------
                 CHEMICALS
        12,660   Sociedad Quimica y Minera de Chile
                   S.A. (ADR).......................         694,717
                                                      --------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        30,000   Compania Cervecerias Unidas S.A.
                   (ADR)............................         712,500
        45,020   Embotelladora Andina S.A. (ADR)....       1,665,740
                                                      --------------
                                                           2,378,240
                                                      --------------
                 INVESTMENT COMPANIES
        36,300   Genesis Chile Fund Ltd.............       1,456,538
       695,600   The Five Arrows Chile Investment
                   Trust Ltd........................       1,954,636
                                                      --------------
                                                           3,411,174
                                                      --------------
                 SUPERMARKETS
        43,120   Santa Isabel S.A. (ADR)............       1,164,240
                                                      --------------
                 TELECOMMUNICATIONS
        42,681   Compania de Telecommunicaciones de
                   Chile S.A. (ADR).................       4,145,392
                                                      --------------
                 UTILITIES - ELECTRIC
        13,000   Chilectra S.A. (ADR) - 144A**......         745,875
        20,750   Chilgener S.A. (ADR)...............         492,813
SHARES/PRINCIPAL
    AMOUNT                                                VALUE
--------------                                        --------------
        43,590   Empresa Nacional de Electricidad
                   Chile S.A. (ADR).................  $      888,146
        62,060   Enersis S.A. (ADR).................       1,892,830
                                                      --------------
                                                           4,019,664
                                                      --------------
                 TOTAL CHILE........................      18,652,033
                                                      --------------
                 COLOMBIA (0.8%)
                 BANKING
        98,546   Banco de Bogota....................         499,925
        24,265   Banco Industrial Colombiano S.A.
                   (ADR)............................         379,141
                                                      --------------
                                                             879,066
                                                      --------------
                 BUILDING & CONSTRUCTION
        33,765   Cementos Diamante S.A. (ADR) -
                   144A**...........................         356,660
        44,138   Compania de Cementos Argos S.A.....         234,376
                                                      --------------
                                                             591,036
                                                      --------------
                 FINANCIAL SERVICES
        15,400   Compania Suramericana de Seguros
                   S.A..............................         262,848
                                                      --------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        42,290   Compania Nacional de Chocolates
                   S.A..............................         357,897
                                                      --------------
                 RETAIL
        45,000   Almacenes Exito S.A................         127,968
                                                      --------------
                 TOTAL COLOMBIA.....................       2,218,815
                                                      --------------
                 CZECH REPUBLIC (0.5%)
                 TOBACCO
         5,400   Tabak AS...........................       1,375,066
                                                      --------------
                 GREECE (1.2%)
                 BANKING
        29,600   Ergo Bank S.A......................       1,649,698
                                                      --------------
                 BUILDING & CONSTRUCTION
       148,650   Aegek..............................         759,775
                                                      --------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        21,190   Hellenic Bottling Co. S.A..........         726,099
                                                      --------------
                 TOTAL GREECE.......................       3,135,572
                                                      --------------
                 HONG KONG (6.0%)
                 BUILDING MATERIALS
       281,000   Cheung Kong Infrastructure
                   Holdings.........................         443,309
                                                      --------------
                 CONGLOMERATES
       570,000   Hutchison Whampoa, Ltd.............       3,405,317
                                                      --------------

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                                VALUE
--------------                                        --------------
                 REAL ESTATE
       384,000   Cheung Kong (Holdings) Ltd.........  $    2,619,356
       138,000   New World Development..............         628,149
       356,000   Sun Hung Kai Properties Ltd........       3,360,575
                                                      --------------
                                                           6,608,080
                                                      --------------
                 TELECOMMUNICATIONS
       601,000   Asia Satellite Telecommunications
                   Holdings Ltd.....................       1,771,944
                                                      --------------
                 TRANSPORTATION
     7,706,000   The Guangshen Railway Co., Ltd.....       2,740,328
        53,480   The Guangshen Railway Co., Ltd.
                   (ADR)*...........................         962,640
                                                      --------------
                                                           3,702,968
                                                      --------------
                 TOTAL HONG KONG....................      15,931,618
                                                      --------------
                 INDIA (3.0%)
                 BUILDING & CONSTRUCTION
        77,000   Larsen & Toubro Ltd. (GDR).........       1,193,500
                                                      --------------
                 FINANCIAL SERVICES
        77,300   Hindalco Industries Ltd. (GDR)*....       2,550,900
                                                      --------------
                 INDUSTRIALS
$        1,378K  Mahindra & Mahindra Ltd. - 144A**
                   5.00% due 07/09/01 (Conv.).......       1,426,230
                                                      --------------
                 UTILITIES - ELECTRIC
       157,500   BSES Ltd. (GDR)....................       2,756,250
                                                      --------------
                 TOTAL INDIA........................       7,926,880
                                                      --------------
                 INDONESIA (2.3%)
                 BANKING
       985,178   PT Bank Internasional Indonesia....       2,199,525
                                                      --------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       804,000   PT Gudang Garam....................       2,889,135
       239,285   PT Indofood Sukses Makmur..........         981,969
                                                      --------------
                                                           3,871,104
                                                      --------------
                 TOTAL INDONESIA....................       6,070,629
                                                      --------------
                 IRELAND (0.3%)
                 INVESTMENT COMPANIES
        80,000   Central Asian Investment Company
                   Ltd..............................         760,000
                                                      --------------
                 MALAYSIA (18.0%)
                 AUTOMOTIVE
       514,000   Edaran Otomobil Nasional Berhad....       4,965,288
                                                      --------------
                 CONGLOMERATES
       688,000   Gadek Berhad.......................       4,936,348
       344,000   Gadek Berhad
                   (Warrants due 12/19/00)*.........         985,891
SHARES/PRINCIPAL
    AMOUNT                                                VALUE
--------------                                        --------------
     1,978,000   Hicom Holdings Berhad..............  $    5,193,162
       371,250   Hicom Holdings Berhad (Warrants due
                   12/18/00)*.......................         425,595
       483,000   Renong Berhad......................         696,970
       582,400   Renong Berhad (ICULS)..............         200,763
                                                      --------------
                                                          12,438,729
                                                      --------------
                 ENTERTAINMENT/GAMING & LODGING
       663,000   Genting Berhad.....................       4,570,948
                                                      --------------
                 FINANCIAL SERVICES
       841,000   Commerce Asset Holdings Berhad.....       4,753,126
     1,916,000   DCB Holdings Berhad................       5,836,780
                                                      --------------
                                                          10,589,906
                                                      --------------
                 PUBLISHING
     1,100,000   New Straits Times Press Berhad.....       5,555,556
                                                      --------------
                 REAL ESTATE
     1,672,000   Larut Consolidated Berhad..........       2,091,005
                                                      --------------
                 TELECOMMUNICATIONS
       490,000   Telekom Malaysia Berhad............       3,967,452
                                                      --------------
                 RETAIL
       440,000   Prime Utilities Berhad.............       2,733,686
       238,000   Prime Utilities Berhad
                   (Warrants due 03/11/01)*.........         305,275
     MYR   476K  Prime Utilities Berhad
                   1.00% due 03/11/01 (Conv.).......         125,926
                                                      --------------
                                                           3,164,887
                                                      --------------
                 TOTAL MALAYSIA.....................      47,343,771
                                                      --------------
                 MEXICO (12.5%)
                 AUTOMOTIVE
     2,393,600   Industria Automotriz S.A.
                   (B Shares)*......................         363,001
        22,994   Sanluis Corporacion S.A. de C.V.
                   (Units)++........................         134,634
                                                      --------------
                                                             497,635
                                                      --------------
                 BANKING
       457,000   Grupo Financiero Inbursa S.A. de
                   C.V. (B Shares)..................       1,807,992
                                                      --------------
                 BUILDING & CONSTRUCTION
        50,800   Empresas ICA Sociedad Controladora
                   S.A. de C.V. (ADR)*..............         679,450
                                                      --------------
                 BUILDING MATERIALS
       148,600   Apasco S.A. de C.V.................         829,910
       797,300   Cemex S.A. de C.V. (B Shares)......       2,849,378
       127,900   Grupo Cementos de Chihuahua S.A. de
                   C.V. (B Shares)*.................         138,307
                                                      --------------
                                                           3,817,595
                                                      --------------

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                                VALUE
--------------                                        --------------
                 CONGLOMERATES
       527,900   Grupo Carso S.A. de C.V.
                   (Series A1)*.....................  $    2,098,930
     1,009,175   Grupo Industria Alfa S.A. de C.V.
                   (A Shares).......................       4,019,133
                                                      --------------
                                                           6,118,063
                                                      --------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        70,500   Empresas la Moderna S.A. de C.V.
                   (ADR)............................       1,224,937
       353,100   Fomento Economico Mexicano S.A. de
                   C.V. (B Shares)..................         917,324
       176,100   Grupo Industrial Bimbo S.A. de C.V.
                   (Series A).......................         817,450
       229,500   Grupo Industrial Maseca S.A. de
                   C.V. (B2 Shares).................         260,280
        67,100   Grupo Modelo S.A. de C.V. (Series
                   C)...............................         307,051
       273,300   Jugos de Valle S.A. de C.V.
                   (B Shares).......................         533,409
         9,520   Panamerican Beverages, Inc. (Class
                   A)...............................         410,550
                                                           4,471,001
                                                      --------------
                 MEDIA GROUP
        72,530   Grupo Televisa S.A. (GDR)*.........       1,922,045
                                                      --------------
                 METALS & MINING
        27,000   Grupo Mexico S.A. (Series B).......          87,413
       114,600   Tubos de Acero de Mexico S.A. de
                   C.V. (ADR)*......................       1,138,837
                                                      --------------
                                                           1,226,250
                                                      --------------
                 MULTI-INDUSTRY
       162,700   DESC S.A. de C.V. (Series B).......         772,412
         2,041   DESC S.A. de C.V. (Series C)*......           9,797
                                                      --------------
                                                             782,209
                                                      --------------
                 MULTI-LINE INSURANCE
       527,900   Invercorporacion S.A.
                   (Series A1)*.....................          85,628
                                                      --------------
                 PAPER & FOREST PRODUCTS
       169,900   Kimberly-Clark de Mexico S.A. de
                   C.V. (A Shares)..................       2,858,926
                                                      --------------
                 RETAIL
     1,909,200   Cifra S.A. de C.V. (C Shares)*.....       2,588,234
                                                      --------------
                 TELECOMMUNICATIONS
       183,585   Telefonos de Mexico S.A. de C.V.
                   (Series L) (ADR).................       5,622,291
                                                      --------------
SHARES/PRINCIPAL
    AMOUNT                                                VALUE
--------------                                        --------------
                 TRANSPORTATION
        57,900   Transportacion Maritima Mexicana
                   S.A. de C.V. (Series A) (ADR)....  $      332,925
                                                      --------------
                 TOTAL MEXICO.......................      32,810,244
                                                      --------------
                 PAKISTAN (0.9%)
                 BANKING
        89,583   Muslim Commercial Bank.............          82,513
                                                      --------------
                 TELECOMMUNICATIONS
        23,680   Pakistan Telecommunications Corp.
                   (GDR)*...........................       2,202,240
                                                      --------------
                 TOTAL PAKISTAN.....................       2,284,753
                                                      --------------
                 PERU (2.5%)
                 BREWERY
       652,134   Cerveceria Backus & Johnston S.A...         709,590
                                                      --------------
                 FINANCIAL SERVICES
        65,922   Credicorp Ltd. (ADR)...............       1,310,200
                                                      --------------
                 METALS & MINING
        86,801   Companhia de Minas Buenaventura
                   S.A. (A Shares)..................         747,130
        37,000   Companhia de Minas Buenaventura
                   S.A. (ADR)*......................         661,375
        20,125   Companhia de Minas Buenaventura
                   S.A. (B Shares)..................         179,760
                                                      --------------
                                                           1,588,265
                                                      --------------
                 TELECOMMUNICATIONS
        24,650   CPT Telefonica del Peru S.A.
                   (ADR)............................         539,219
     1,126,424   CPT Telefonica del Peru S.A.
                   (B Shares).......................       2,446,759
                                                      --------------
                                                           2,985,978
                                                      --------------
                 TOTAL PERU.........................       6,594,033
                                                      --------------
                 PHILIPPINES (3.4%)
                 BANKING
        78,300   Philippine National Bank...........       1,226,710
                                                      --------------
                 BUILDING & CONSTRUCTION
$        2,150K  Bacnotan Consolidated Industries
                   5.50% due 06/21/04 (Conv.).......       1,978,000
                                                      --------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       455,620   San Miguel Corp. (Class B).........       1,288,341
                                                      --------------
                 UTILITIES - ELECTRIC
       607,880   Manila Electric Co. (B Shares).....       4,459,800
                                                      --------------
                 TOTAL PHILIPPINES..................       8,952,851
                                                      --------------

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                                VALUE
--------------                                        --------------
                 POLAND (0.1%)
                 BUILDING MATERIALS
         5,000   Powszechne Swiadectwo Udzialowe....  $      180,656
                                                      --------------
                 PORTUGAL (2.2%)
                 BUILDING & CONSTRUCTION
        92,000   Sociedade de Construcoes Soares de
                   Costa S.A........................         751,862
                                                      --------------
                 BUILDING MATERIALS
        33,200   Cimentos de Portugal S.A...........         742,859
                                                      --------------
                 FINANCIAL SERVICES
        77,400   Espirito Santo Financial Holdings
                   S.A. (ADR).......................         919,125
                                                      --------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       100,687   Corticeira Amorim S.A..............       1,028,569
                                                      --------------
                 FOREST PRODUCTS, PAPER & PACKAGING
        29,950   Portucel Industrial Empresa S.A....         193,442
                                                      --------------
                 TELECOMMUNICATIONS
        41,000   Portugal Telecom S.A...............       1,052,495
                                                      --------------
                 TEXTILES
        36,600   Sonae Investimentos Sociedade
                   Gestora de Participacoes Sociais
                   S.A..............................       1,003,467
                                                      --------------
                 TOTAL PORTUGAL.....................       5,691,819
                                                      --------------
                 RUSSIA (0.8%)
                 OIL & GAS
        28,410   Lukoil Holding Co. (ADR) -
                   144A**...........................         923,325
                                                      --------------
                 UTILITIES - ELECTRIC
        50,400   Mosenergo (ADR) - 144A**...........       1,127,700
                                                      --------------
                 TOTAL RUSSIA.......................       2,051,025
                                                      --------------
                 SINGAPORE (1.5%)
                 BUILDING & CONSTRUCTION
       398,000   Van Der Horst Ltd..................       1,363,573
                                                      --------------
                 ENGINEERING & CONSTRUCTION
       330,000   L & M Group Investments Ltd........         378,424
                                                      --------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       216,000   Fraser & Neave Ltd.................       2,171,162
                                                      --------------
                 TOTAL SINGAPORE....................       3,913,159
                                                      --------------
                 SOUTH AFRICA (1.5%)
                 METALS & MINING
        95,600   De Beers Consolidated Mines Ltd.
                   (ADR)............................       2,879,950
        14,000   Driefontein Consolidated Ltd.
                   (ADR)............................         183,750
SHARES/PRINCIPAL
    AMOUNT                                                VALUE
--------------                                        --------------
        64,500   Kloof Gold Mining Co., Ltd.
                   (ADR)............................  $      653,062
         1,500   Vaal Reefs Exploration & Mining
                   Co., Ltd.........................         118,194
         3,300   Vaal Reefs Exploration & Mining
                   Co., Ltd. (ADR)..................          25,988
                                                      --------------
                 TOTAL SOUTH AFRICA.................       3,860,944
                                                      --------------
                 SOUTH KOREA (4.7%)
                 CHEMICALS
        56,200   L.G. Chemical Ltd. (GDR)...........         800,850
                                                      --------------
                 ELECTRONIC & ELECTRICAL EQUIPMENT
            50   Daewoo Corp.
                   (Warrants due 11/08/96)*.........             250
         9,000   Samsung Electronics Co.............         775,098
         1,110   Samsung Electronics Co. (GDR)......          26,085
        11,150   Samsung Electronics Co. (GDR)......         262,025
           334   Samsung Electronics Co. (GDR)......           7,849
        37,000   Samsung Electronics Co. (GDS)......         869,500
                                                      --------------
                                                           1,940,807
                                                      --------------
                 METALS & MINING
       225,100   Pohang Iron & Steel Co., Ltd.
                   (ADR)............................       5,289,850
                                                      --------------
                 UTILITIES - ELECTRIC
       214,000   Korea Electric Power Corp. (ADR)...       4,414,820
                                                      --------------
                 TOTAL SOUTH KOREA..................      12,446,327
                                                      --------------
                 TAIWAN (4.5%)
                 COMPUTERS
       180,600   Acer Inc. (GDR)....................       1,182,930
                                                      --------------
                 ELECTRONIC & ELECTRICAL EQUIPMENT
$        1,310K  United Microelectronics - 144A**
                   1.25% due 06/08/04 (Conv.).......       1,437,725
                                                      --------------
                 INVESTMENT COMPANIES
       387,200   ROC Taiwan Fund....................       4,162,400
       295,466   The Taiwan Index Fund Ltd..........       3,323,992
                                                      --------------
                                                           7,486,392
                                                      --------------
                 MERCHANDISING
$          640K  Far Eastern Department Stores
                   3.00% due 07/06/01 (Conv.).......         632,000
                                                      --------------
                 STEEL & IRON
        58,000   China Steel Corp. (GDS)............       1,203,500
                                                      --------------
                 TOTAL TAIWAN.......................      11,942,547
                                                      --------------

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                                VALUE
--------------                                        --------------
                 THAILAND (5.0%)
                 BANKING
       199,000   Bangkok Bank PCL...................  $    2,351,574
$        1,220K  Siam Commercial Bank Co. 3.25% due
                   01/24/04 (Conv.).................       1,256,600
       374,800   Thai Farmers Bank, Ltd.............       3,685,875
                                                      --------------
                                                           7,294,049
                                                      --------------
                 BUILDING & CONSTRUCTION
        39,500   Siam Cement Co., Ltd...............       1,566,342
                                                      --------------
                 OIL RELATED
       252,000   PTT Exploration & Production PCL...       3,157,744
                                                      --------------
                 REAL ESTATE
        82,001   Land & House PCL...................       1,131,587
                                                      --------------
                 TOTAL THAILAND.....................      13,149,722
                                                      --------------
                 TURKEY (1.8%)
                 BANKING
    27,000,000   Turkiye Garanti Bankasi AS.........       1,200,000
                                                      --------------
                 BREWERY
     3,000,000   Ege Biracilik ve Malt Sanayii AS...       1,117,117
                                                      --------------
SHARES/PRINCIPAL
    AMOUNT                                                VALUE
--------------                                        --------------
                 BUILDING MATERIALS
     4,223,032   Cimentas AS........................  $      773,588
     6,607,000   Eczacibasi Yapi Gerecleri Sanayi ve
                   Ticaret AS.......................         460,308
                                                      --------------
                                                           1,233,896
                                                      --------------
                 METALS & MINING
     9,150,000   Eregli Demir ve Celik Fabrikalari
                   T.A.S............................         835,315
     2,221,000   Koc Holdings AS....................         446,868
                                                      --------------
                                                           1,282,183
                                                      --------------
                 TOTAL TURKEY.......................       4,833,196
                                                      --------------
                 TOTAL COMMON AND PREFERRED
                   STOCKS, BONDS AND WARRANTS
                   (IDENTIFIED COST
                   $245,235,884) (A).........  95.4%     251,299,486
                 CASH AND OTHER ASSETS IN
                   EXCESS OF LIABILITIES.....   4.6       12,130,899
                                              ------  --------------
                 NET ASSETS.................. 100.0%  $  263,430,385
                                              ------  --------------
                                              ------  --------------

------------------
ADR  AMERICAN DEPOSITORY RECEIPT.
GDR  GLOBAL DEPOSITORY RECEIPT.
GDS  GLOBAL DEPOSITORY SHARES.
 K   IN THOUSANDS.
 *   NON-INCOME PRODUCING SECURITY.
**   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
++ CONSISTS OF MORE THAN ONE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY STOCKS WITH ATTACHED WARRANTS.
(A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $32,779,548 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $26,715,946, RESULTING IN NET UNREALIZED APPRECIATION OF $6,063,602.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 1996:

                                          UNREALIZED
 CONTRACTS     IN EXCHANGE   DELIVERY    APPRECIATION
 TO RECEIVE        FOR         DATE     (DEPRECIATION)
------------  -------------  ---------  --------------
$      6,664  PTE  1,016,513  08/02/96      $ (36)
$     20,227  PTE  3,071,408  08/05/96        (16)
$     72,620  ZAR   325,122   08/06/96        659
                                              ---
Net unrealized appreciation...........      $ 607
                                              ---
                                              ---

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
SUMMARY OF INVESTMENTS JULY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS
----------------------------------------  ------------  ----------
Automotive..............................  $  5,687,800      2.2%
Banking.................................    19,001,934      7.2
Banks...................................     2,310,899      0.9
Brewery.................................     5,036,709      1.9
Building & Construction.................    10,552,512      4.0
Building Materials......................     6,671,655      2.6
Chemicals...............................     1,495,567      0.6
Computers...............................     1,182,930      0.4
Conglomerates...........................    21,962,109      8.3
Electronic & Electrical Equipment.......     3,378,532      1.3
Engineering & Construction..............       378,424      0.1
Entertainment/Gaming & Lodging..........     4,570,948      1.7
Financial Services......................    13,361,585      5.1
Food, Beverage, Tobacco & Household
  Products..............................    17,092,260      6.5
Forest Products, Paper & Packaging......       193,442      0.1
Industrials.............................     1,426,230      0.5
Investment Companies....................    11,657,566      4.4
Machinery - Diversified.................       226,454      0.1
Media Group.............................     1,922,045      0.7
Merchandising...........................       632,000      0.2
Metals & Mining.........................    14,583,342      5.5
Metals Non-Ferrous......................     2,550,900      1.0
Multi-Industry..........................     3,834,383      1.5
Multi-Line Insurance....................        85,628    --
Oil & Gas...............................     4,120,474      1.6
Oil Related.............................     4,418,794      1.7
Paper & Forest Products.................     3,864,091      1.5
Publishing..............................     5,555,556      2.1
Real Estate.............................    10,198,013      3.9
Retail..................................     2,716,202      1.0
Steel...................................       907,299      0.3
Steel & Iron............................     1,725,909      0.7
Supermarkets............................     1,164,240      0.4
Telecommunications......................    36,773,548     14.0
Textiles................................     1,003,467      0.4
Tobacco.................................     1,375,066      0.5
Transportation..........................     4,035,893      1.5
Utilities...............................     3,164,887      1.2
Utilities - Electric....................    20,480,193      7.8
                                          ------------      ---
                                          $251,299,486     95.4%
                                          ------------      ---
                                          ------------      ---

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS
----------------------------------------  ------------  ----------
Bonds...................................  $  6,856,481      2.6%
Common Stocks...........................   221,042,537     83.9
Preferred Stocks........................    21,683,457      8.2
Warrants................................     1,717,011      0.7
                                          ------------      ---
                                          $251,299,486     95.4%
                                          ------------      ---
                                          ------------      ---

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
JULY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value
  (identified cost $245,235,884).............  $  251,299,486
Cash.........................................      11,699,498
Receivable for:
  Investments sold...........................       2,716,661
  Dividends..................................         308,204
  Interest...................................         106,641
Deferred organizational expenses.............          26,514
Prepaid expenses.............................          19,607
                                               --------------
        TOTAL ASSETS.........................     266,176,611
                                               --------------
LIABILITIES:
Payable for:
  Investments purchased......................       1,965,201
  Management fee.............................         190,079
  Investment advisory fee....................         126,719
Accrued expenses.............................         464,227
                                               --------------
        TOTAL LIABILITIES....................       2,746,226
                                               --------------
NET ASSETS:
Paid-in-capital..............................     301,127,398
Net unrealized appreciation..................       6,057,530
Accumulated undistributed net investment
  income.....................................         363,366
Accumulated net realized loss................     (44,117,909)
                                               --------------
        NET ASSETS...........................  $  263,430,385
                                               --------------
                                               --------------
NET ASSET VALUE PER SHARE, 20,857,733 shares
  outstanding (unlimited shares authorized of
  $.01 par value)............................
                                                       $12.63
                                               --------------
                                               --------------

Statement of Operations
FOR THE SIX MONTHS ENDED JULY 31, 1996 (UNAUDITED)

NET INVESTMENT INCOME:
  INCOME
    Dividends (net of $379,771 foreign
      withholding tax).......................  $    3,084,041
    Interest.................................         343,891
                                               --------------
        TOTAL INCOME.........................       3,427,932
                                               --------------
  EXPENSES
    Management fee...........................       1,035,312
    Investment advisory fee..................         690,208
    Custodian fees...........................         659,969
    Transfer agent fees and expenses.........         131,602
    Professional fees........................          50,733
    Shareholder reports and notices..........          27,725
    Trustees' fees and expenses..............          18,935
    Registration fees........................          15,556
    Organizational expenses..................           5,005
    Other....................................          11,113
                                               --------------
        TOTAL EXPENSES.......................       2,646,158
                                               --------------
        NET INVESTMENT INCOME................         781,774
                                               --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
    NET REALIZED GAIN (LOSS) ON:
      Investments............................       4,900,081
      Foreign exchange transactions..........         (55,760)
                                               --------------
        TOTAL GAIN...........................       4,844,321
                                               --------------
    NET CHANGE IN UNREALIZED APPRECIATION/
      DEPRECIATION ON:
      Investments............................     (13,932,768)
      Translation of forward foreign exchange
        contracts, other assets and
        liabilities denominated in foreign
        currencies...........................          (5,276)
                                               --------------
        TOTAL DEPRECIATION...................     (13,938,044)
                                               --------------
        NET LOSS.............................      (9,093,723)
                                               --------------
        NET DECREASE.........................  $   (8,311,949)
                                               --------------
                                               --------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                               FOR THE SIX MONTHS     FOR THE YEAR
                                                      ENDED              ENDED
                                                  JULY 31, 1996       JANUARY 31,
                                                   (UNAUDITED)            1996
                                               -------------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income....................     $     781,774       $    731,242
    Net realized gain (loss).................         4,844,321        (30,710,157)
    Net change in unrealized
      appreciation/depreciation..............       (13,938,044)        67,504,368
                                               -------------------   --------------
  Net increase (decrease)....................        (8,311,949)        37,525,453
  Dividends from net investment income.......          (963,188)          (483,373)
  Net decrease from transactions in shares of
   beneficial interest.......................          (466,867)       (18,227,939)
                                               -------------------   --------------
        Total increase (decrease)............        (9,742,004)        18,814,141
NET ASSETS:
  Beginning of period........................       273,172,389        254,358,248
                                               -------------------   --------------
  END OF PERIOD (Including undistributed net
   investment income of $363,366 and
   $544,780, respectively)...................     $ 263,430,385       $273,172,389
                                               -------------------   --------------
                                               -------------------   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS JULY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND ACCOUNTING POLICIES--TCW/DW Emerging Markets Opportunities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to seek capital appreciation through investment in equity securities of emerging market countries. The Trust was organized as a Massachusetts business trust on December 22, 1993 and commenced operations on March 30, 1994.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    A. VALUATION OF INVESTMENTS--(1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Adviser); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
    (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

    B. ACCOUNTING FOR INVESTMENTS--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. Interest income is accrued daily.

    C. FOREIGN CURRENCY TRANSLATION--The books and records of the Trust are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Trust does not isolate that

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

--------------------------------------------------------------------------------
    portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

    D. FORWARD FOREIGN CURRENCY CONTRACTS--The Trust may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward contracts are valued daily at the appropriate exchange rates. The resultant exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Trust records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

    E. FEDERAL INCOME TAX STATUS--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

    F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

    G. ORGANIZATIONAL EXPENSES--Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager") paid the organizational expenses of the Trust in the amount of approximately $50,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT--Pursuant to a Management Agreement, the Trust pays the Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.75% to the Trust's average weekly net assets.

    Under the terms of the Management Agreement, the Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. INVESTMENT ADVISORY AGREEMENT--Pursuant to an Investment Advisory Agreement with TCW Funds Management, Inc. (the "Adviser"), the Trust pays the Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Trust's average weekly net assets.

    Under the terms of the Investment Advisory Agreement, the Trust has retained the Adviser to invest the Trust's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

--------------------------------------------------------------------------------
and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Adviser.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES--The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1996 aggregated $88,478,005 and $92,578,158, respectively.

    Dean Witter Trust Company, an affiliate of the Manager, is the Trust's transfer agent. At July 31, 1996, the Trust had transfer agent fees and expenses payable of approximately $28,000.

5. SHARES OF BENEFICIAL INTEREST--Transactions in shares of beneficial interest were as follows:

                                                                                  CAPITAL PAID
                                                                                  IN EXCESS OF
                                                   SHARES         PAR VALUE        PAR VALUE
                                               --------------   --------------   --------------
Balance, January 31, 1995....................      22,757,533   $      227,575   $  319,527,933
Treasury shares purchased and retired
 (weighted average discount 15.96%)*.........      (1,857,300)         (18,573)     (18,209,366)
                                               --------------   --------------   --------------
Balance, January 31, 1996....................      20,900,233          209,002      301,318,567
Treasury shares purchased and retired
 (weighted average discount 18.15%)*.........         (42,500)            (425)        (466,442)
                                               --------------   --------------   --------------
Balance, July 31, 1996.......................      20,857,733   $      208,577   $  300,852,125
                                               --------------   --------------   --------------
                                               --------------   --------------   --------------

------------
 *  THE TRUSTEES HAVE VOTED TO RETIRE THE SHARES PURCHASED.

6. FEDERAL INCOME TAX STATUS--At January 31, 1996, the Trust had a net capital loss carryover of approximately $40,262,000 which will be available through January 31, 2004 to offset future capital gains to the extent provided by regulations.

    Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital and foreign currency losses of approximately $6,707,000 and $55,000, respectively, during fiscal 1996.

    As of January 31, 1996, the Trust had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs"). The Trust had permanent book/tax differences primarily attributable to foreign currency losses and tax adjustments of PFICs sold by the Trust.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS--The Trust may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

    At July 31, 1996, the Trust had outstanding forward contracts to facilitate settlement of foreign currency denominated portfolio transactions.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

--------------------------------------------------------------------------------

    Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

    At July 31, 1996, the Trust's cash balance consisted principally of interest bearing deposits with Chase Manhattan N.A., the Trust's custodian.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                       FOR THE SIX       FOR THE YEAR     FOR THE PERIOD
                                      MONTHS ENDED          ENDED         MARCH 30, 1994*
                                      JULY 31, 1996      JANUARY 31,          THROUGH
                                     ---------------         1996           JANUARY 31,
                                                        --------------        1995++
                                       (UNAUDITED)                        ---------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
  period...........................       $13.07             $11.18            $14.02
                                     ---------------    --------------    ---------------
Net investment income..............         0.04               0.04              0.11
Net realized and unrealized gain
  (loss)...........................        (0.43)              1.73             (2.89)
                                     ---------------    --------------    ---------------
Total from investment operations...        (0.39)              1.77             (2.78)
                                     ---------------    --------------    ---------------
Offering costs charged against
  capital..........................      --                 --                  (0.02)
                                     ---------------    --------------    ---------------
Less dividends and distributions
  from:
  Net investment income............        (0.05)             (0.02)            (0.09)
  Net realized gain................      --                 --                  (0.01)
                                     ---------------    --------------    ---------------
Total dividends and
  distributions....................        (0.05)             (0.02)            (0.10)
                                     ---------------    --------------    ---------------
Anti-dilutive effect of acquiring
  treasury shares..................      --                    0.14              0.06
                                     ---------------    --------------    ---------------
Net asset value, end of period.....       $12.63             $13.07            $11.18
                                     ---------------    --------------    ---------------
                                     ---------------    --------------    ---------------
Market value, end of period........       $10.13             $12.25            $9.875
                                     ---------------    --------------    ---------------
                                     ---------------    --------------    ---------------

TOTAL INVESTMENT RETURN+...........       (17.00)%(1)         24.28%           (33.52)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         1.92%(2)           1.69%             1.73%(2)
Net investment income..............         0.57%(2)           0.28%             0.94%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
  thousands........................     $263,430           $273,172          $254,358
Portfolio turnover rate............           33%(1)             66%               61%(1)
Average commission rate paid.......          $0.0007        --                --

------------

    *      COMMENCEMENT OF OPERATIONS.
   ++      RESTATED FOR COMPARATIVE PURPOSES.
    +      TOTAL INVESTMENT RETURN IS BASED UPON THE CURRENT MARKET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED.
           DIVIDENDS AND DISTRIBUTIONS ARE ASSUMED TO BE REINVESTED AT THE PRICES OBTAINED UNDER THE TRUST'S DIVIDEND
           REINVESTMENT PLAN. TOTAL INVESTMENT RETURN DOES NOT REFLECT BROKERAGE COMMISSIONS.
   (1)     NOT ANNUALIZED.
   (2)     ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Thomas E. Larkin, Jr.
President
Sheldon Curtis
Vice President, Secretary and
General Counsel
Shaun C.K. Chan
Vice President
Michael P. Reilly
Vice President
Terence F. Mahony
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER

Dean Witter Services Company Inc.

ADVISER

TCW Funds Management, Inc.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

TCW/DW

EMERGING
MARKETS
OPPORTUNITIES
TRUST

SEMIANNUAL REPORT
JULY 31, 1996